3. Significant Accounting Policies (Details - In-person Revenue) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total revenue	$ 6,041,541	$ 5,480,241	$ 0	$ 19,614,935	$ 15,199,296	$ 0
In-person [Member]
Total revenue	2,586,965	2,202,443		8,887,366	6,068,081
In-person [Member] | Event Revenue [Member]
Total revenue	2,064,618	1,551,861		7,322,466	4,603,071
In-person [Member] | Food and Beverage Revenue [Member]
Total revenue	289,261	292,306		972,352	619,647
In-person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	182,136	290,518		447,156	695,227
In-person [Member] | Merchandising Revenue [Member]
Total revenue	50,950	67,758		145,273	149,399
In-person [Member] | Other Revenue [Member]
Total revenue	$ 0	$ 0		$ 119	$ 737